Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,707	$ 3,166
Taxes payable	347	31
Estimated accrual for a certain batch production incident	1,726	2,182
Derivative liabilities		605
Accrued expenses	1,274	1,738
Revenue Earnout payables	1,962
Other	114	662
Other current liabilities	$ 9,130	$ 8,384